Income Taxes (Notes)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
The components of loss before income taxes for the years ended December 31 were as follows (in thousands):

	2010	2011	2012
Domestic	$(1,525)	$1,061	$1,821
Foreign	(3,087)	(4,874)	(6,824)
Total loss before income taxes	$(4,612)	$(3,813)	$(5,003)

The provision for income tax expense (benefit) included the following for the years ended December 31 (in thousands):

	2010	2011	2012
Current:
Federal	$5	$4	$46
State	(7)	(2)	55
Foreign	73	—	(201)
Total	71	2	(100)
Deferred:
Federal	46	47	28
State	(5)	2	2
Foreign	—	—	—
Total	41	49	30
Total tax expense (benefit)	$112	$51	$(70)

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of the Company’s net deferred tax assets (liabilities) as of December 31 were as follows (in thousands):

	2010	2011	2012
Current:
Deferred tax assets:
Other assets	$349	$576	$585
Valuation allowance	(336)	(529)	(539)
Total deferred tax assets	13	47	46
Deferred tax liabilities:
Other liabilities	—	3	11
Net deferred tax asset, current	$13	$44	$35
Noncurrent:
Deferred tax assets:
Domestic tax loss carryforwards	$18,450	$18,067	$17,288
Foreign tax loss carryforwards	4,266	4,202	5,526
Tax credits	5	11	57
Other assets	433	1,149	900
Valuation allowance	(22,410)	(21,615)	(22,040)
Total deferred tax assets	744	1,814	1,731
Deferred tax liabilities:
Other liabilities	878	2,028	1,966
Net deferred tax liability, noncurrent	$(134)	$(214)	$(235)

At December 31, 2010, 2011 and 2012, the Company had federal gross operating loss carryforwards of $50.3 million, $48.8 million and $46.3 million, respectively, that expire beginning in 2019. At December 31, 2010, 2011 and 2012, the Company had state net economic loss carryforwards of $39.3 million, $44.8 million and $45.1 million, respectively, that expire beginning in 2015. At December 31, 2010, 2011 and 2012, the Company also had foreign net operating loss (“NOL”) carryforwards for use against future tax in those jurisdictions of $12.5 million, $12.4 million and $16.4 million, respectively. For financial reporting purposes, a valuation allowance has been recognized to offset the deferred tax assets related to the NOL carryforwards. The total increase in valuation allowance of $0.4 million during the year ended December 31, 2012 was allocable to current operating activities. The utilization of the loss carryforwards to reduce future income taxes will depend on the Company’s ability to generate sufficient taxable income prior to the expiration of the NOL carryforwards. In addition, the maximum annual use of NOL carryforwards is limited in certain situations after changes in stock ownership occur. The recognized tax benefit related to NOL carryforwards was approximately $0.8 million for the year ended December 31, 2012.
Income tax expense in 2010 and 2011 was $0.1 million and $0.1 million, respectively, and income tax benefit was $0.1 million in 2012. The periods were affected by the presence of additional valuation allowance in connection with the tax amortization of the Company’s indefinite-lived intangible asset that is not available to offset existing deferred tax assets (termed a “naked credit”).

Undistributed earnings of the Company’s foreign subsidiaries are considered permanently reinvested and, accordingly, no provision for U.S. federal or state income taxes has been provided thereon. The cumulative amount of undistributed earnings of the Company’s non-U.S. subsidiaries was approximately $0.8 million for each of the years ended December 31, 2010, 2011 and 2012. The determination of the deferred tax liability, which requires complex analysis of international tax situations related to repatriation, is not practicable at this time. The Company is presently investing in international operations located in Europe, Asia, Australia and South America. The Company is funding the working capital needs of its foreign operations through its U.S. operations. In the future, the Company will utilize its foreign undistributed earnings, as well as continued funding from its U.S. operations, to support its continued foreign investment.
A reconciliation of the difference between the effective income tax rate and the statutory federal income tax rate for the years ended December 31 is as follows:

	2010	2011	2012
U.S. statutory federal rate	34.0%	34.0%	34.0%
Increase (decrease) resulting from:
State taxes, net of federal benefit	1.5	0.5	(0.8)
Nondeductible expenses	(3.6)	(6.2)	(9.2)
Effect of foreign tax rate differential	(7.2)	(10.8)	(13.3)
NOL adjustment	(10.1)	(35.1)	—
Change in valuation allowance	(16.8)	15.8	(6.6)
Other	(0.2)	0.6	(2.7)
Effective tax rate	(2.4)%	(1.2)%	1.4%

Effective January 1, 2009, the Company adopted the provisions of the FASB’s guidance on accounting for uncertainty in income taxes. These provisions provide a comprehensive model for the recognition, measurement and disclosure in financial statements of uncertain income tax positions that a company has taken or expects to take on a tax return.
As a result of implementing these provisions, the Company did not identify any material tax positions that would be required for inclusion in the financial statements under this accounting guidance. As of December 31, 2012, the Company had no accrued interest or penalties related to the tax contingencies. The Company’s policy for recording interest and penalties is to record them as a component of provision for income taxes.
The Company has analyzed its filing positions in all significant federal, state and foreign jurisdictions where it is required to file income tax returns, as well as open tax years in these jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal and state and local tax examinations by tax authorities for years prior to 2009, although carryforward attributes that were generated prior to 2009 may still be adjusted upon examination by the IRS if they either have been or will be used in a future period. The Company is no longer subject to examination in foreign tax jurisdictions for tax periods 2007 and prior. No income tax returns are currently under examination by taxing authorities.